GOODWILL	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL	GOODWILL
Following the Company's acquisitions in 2019 and 2018, as described in Note 1b, the changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019
	Customer Engagement	Financial Crime and Compliance	Total
As of January 1, 2019	$1,103,091	$263,115	$1,366,206
Acquisitions (*)	9,176	—	9,176
Functional currency translation adjustments	2,413	623	3,036
As of December 31, 2019	$1,114,680	$263,738	$1,378,418

	Year ended December 31, 2018
	Customer Engagement	Financial Crime and Compliance	Total
As of January 1, 2018	$1,053,922	$264,320	$1,318,242
Acquisitions (*)	54,203	—	54,203
Functional currency translation adjustments	(5,034)	(1,205)	(6,239)
As of December 31, 2018	$1,103,091	$263,115	$1,366,206
(*)Including adjustments of $(5,304) and $5,624, resulting from finalization of purchase price allocations with respect to 2019 and 2018, respectively.